FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Categories of financial instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Bank indebtedness
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (4,060)	$ (5,824)
Bank indebtedness | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Bank indebtedness | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,060)	(5,824)
Bank indebtedness | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(535,844)	(601,094)
Trade accounts payable and accrued liabilities | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(535,844)	(601,094)
Trade accounts payable and accrued liabilities | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,171,972)	(1,155,786)
Long-term debt | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,171,972)	(1,155,786)
Long-term debt | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,860)
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,860)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	170,177	159,867
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	170,177	159,867
Cash and cash equivalents | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	437,329	368,855
Trade accounts receivable | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	437,329	368,855
Trade accounts receivable | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	600	1,024
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,290
Derivatives | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,103	5,469
Derivatives | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,198	467
Derivatives | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	600	1,024
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Fair value through profit or loss | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through profit or loss | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Amortized cost | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,290
Derivatives | Fair value through other comprehensive income | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,103	5,469
Derivatives | Fair value through other comprehensive income | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,198	$ 467